Accrued expenses and other payables	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses and other payables

Note 11 – Accrued expenses and other payables

Accrued expenses and other payables as of December 31, 2023 and December 31, 2022 consisted of the following:

	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Accrued expenses	$1,016,491	$141,053
Other payables	$651,960	$348,289
Total accrued expenses and other payables	$1,668,451	$489,342

All short term payables are measured at undiscounted amounts because the effect of discounting is immaterial. The accrued expenses included an amount of $452,503 and $155,522 pertaining to directors’ remuneration for December 31, 2023 and 2022, respectively.